Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 5:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2016	2017
Short-term:
Fair value through profit or loss (1)	6,790	1,209
Available-for-sale	30,726	12,929
Total short-term securities	$37,516	$14,138

Long-term:
Available-for-sale	17,228	-

Total long-term securities	$17,228	$-

(1)	The Group recognized trading gains (losses) in amounts of $114, $136 and ($146) during the years ended December 31, 2015, 2016 and 2017, respectively.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2016				2017
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Available-for-sale:

Government bonds	$3,167	$(3)	$-	$3,164	$-	$-	$-	$-
Commercial bonds	44,821	(261)	-	44,560	12,987	(58)	-	12,929
Equity securities	118	-	112	230	-	-	-	-

Total available-for-sale marketable securities	$48,106	$(264)	$112	$47,954	$12,987	$(58)	$-	$12,929

In 2015, 2016 and 2017 the Group received proceeds from sales and maturity of available-for-sale marketable securities of $2,136, $16,541 and $39,594 and recorded related net gains (losses) of $300, ($16) and $94 in financial income (expenses), respectively.

The amortized costs of available-for-sale debt securities at December 31, 2017, by contractual maturities, are shown below:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$4,045	$-	$(5)	$4,040
Due after one year through three years	$8,942	$-	$(53)	$8,889
	$12,987	$-	$(58)	$12,929

The following is the change in the gross other comprehensive income from available-for-sale securities during 2016 and 2017:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2016	$121

Unrealized gain from available-for-sale securities	30
Realized loss (gain) reclassified into profit or loss	16
Other comprehensive income from available-for-sale securities as of December 31, 2016	167

Unrealized gain from available-for-sale securities	188
Realized loss (gain) reclassified into profit or loss	(94)

Other comprehensive income from available-for-sale securities as of December 31, 2017	$261